Risk/Return Detail Data - FidelityBalancedFund-RetailPRO	Oct. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Puritan Trust
FidelityBalancedFund-RetailPRO | Fidelity Balanced Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Balanced Fund/Fidelity® Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Balanced Fund seeks income and capital growth consistent with reasonable risk.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	29.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral.Investing at least 25% of total assets in fixed-income senior securities.Investing in domestic and foreign issuers.With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers.With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	10.68%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.30%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(13.82%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityBalancedFund-RetailPRO | Fidelity Balanced Fund | Fidelity Balanced Fund
Risk/Return:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.51%
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640
2013	20.50%
2014	10.37%
2015	0.41%
2016	7.01%
2017	16.50%
2018	(4.02%)
2019	24.39%
2020	22.43%
2021	18.28%
2022	(18.19%)
FidelityBalancedFund-RetailPRO | Fidelity Balanced Fund | Return Before Taxes | Fidelity Balanced Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	(18.19%)
Past 5 years	7.18%
Past 10 years	8.94%
FidelityBalancedFund-RetailPRO | Fidelity Balanced Fund | After Taxes on Distributions | Fidelity Balanced Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(19.79%)
Past 5 years	5.02%
Past 10 years	6.80%
FidelityBalancedFund-RetailPRO | Fidelity Balanced Fund | After Taxes on Distributions and Sales | Fidelity Balanced Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(9.84%)
Past 5 years	5.25%
Past 10 years	6.66%
FidelityBalancedFund-RetailPRO | Fidelity Balanced Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
FidelityBalancedFund-RetailPRO | Fidelity Balanced Fund | F0408
Risk/Return:
Label	Fidelity Balanced Hybrid Composite Index℠
Past 1 year	(15.79%)
Past 5 years	5.96%
Past 10 years	8.08%